SHARE-BASED COMPENSATION PLANS (Details)		12 Months Ended
	Oct. 09, 2020	Mar. 31, 2021 $ / shares	Nov. 12, 2020 $ / shares
Statement Line Items [Line Items]
Percentage of cap on total number of equity-based securities		5.00%
Stock option plan
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period			650,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (in CAD per share)			$ 8.46
Market price of the options (in CAD per share)		$ 5.70
Vesting period, share options granted		3
Number of days considered for calculating weighted trading price	5 days
Deferred Share Units
Statement Line Items [Line Items]
Annual deferred share grants compensation percentage		15.00%
Number of days considered for calculating weighted trading price		5 days